Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	80,000,000
Maximum Aggregate Offering Price	$ 80,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,048.00
Offering Note	The Deferred Compensation Obligations (the "Obligations") under the Motorola Solutions Management Deferred Compensation Plan (as Amended and Restated Effective as of June 1, 2013, the "Plan") are unsecured debt obligations of Motorola Solutions, Inc. to pay deferred compensation in the future in accordance with the terms of the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act of 1933. The amount of Obligations registered under the Plan are based on an estimate of the amount of compensation participants may defer under the Plan.